MANAGEMENT OF FINANCIAL RISK (Schedule of Company's Liquidity Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity Amount Available	$ 381,300
Trade and other payables	151,642	$ 148,084
Debt	172,500	210,715
Closure and reclamation provisions	83,638	79,323
Income tax payable	80,116	31,779
Lease obligations	82,335	71,473
Other liabilities	4,090	9,973
Total financial liabilities	574,321	551,347
Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	151,642	148,084
Debt		45,715
Closure and reclamation provisions	4,783	5,527
Income tax payable	80,116	31,779
Lease obligations	24,849	20,339
Total financial liabilities	261,390	251,444
Later than one year and not later than three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt		165,000
Closure and reclamation provisions	28,287	27,157
Lease obligations	45,949	39,775
Other liabilities	4,090	9,973
Total financial liabilities	78,326	241,905
Later than three years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	172,500
Closure and reclamation provisions	11,833	8,219
Lease obligations	4,919	4,902
Total financial liabilities	189,252	13,121
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closure and reclamation provisions	38,735	38,420
Lease obligations	6,618	6,457
Total financial liabilities	$ 45,353	$ 44,877